Offerings	Nov. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.30% Senior Notes due 2028
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 301,890,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,691.01
Offering Note	The registration fee table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on Form S-3ASR (File No. 333-283172-01) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.60% Senior Notes due 2031
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 604,158,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 83,434.22
Offering Note	The registration fee table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on Form S-3ASR (File No. 333-283172-01) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.20% Senior Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 758,887,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 104,802.36
Offering Note	The registration fee table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on Form S-3ASR (File No. 333-283172-01) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended.